Clarity 2+2 Variable Annuity

                                    issued by

                         RBC Variable Annuity Account A
                                       and
                         Liberty Life Insurance Company

                       Supplement dated October 1, 2007 to
                          Prospectus dated May 1, 2007



The following supplements certain information contained in the prospectus under "Distributor" on page 38.

Currently, broker-dealers will be paid commissions of up to 6.5% of purchase payments in connection with the sales of the contracts.






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